MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES

6.   MARKETABLE SECURITIES

As at December 31, 2025, the Company held 4,250,000 common shares of Honey Badger Silver Inc. (TSXV: TUF), received in connection with the disposition of a mineral property in 2024. The investment is classified as a financial asset measured as fair value through profit or loss. The fair value of the shares was $807,500 based on the closing market price at year-end. During the year ended December 31, 2025, a fair value gain of $340,000 was recorded.